EQUITY (Details Narrative) - CAD ($) $ / shares in Units, $ in Thousands	1 Months Ended			6 Months Ended	9 Months Ended
	Jul. 23, 2021	Feb. 12, 2021	Jan. 20, 2021	Jun. 23, 2021	Sep. 30, 2021	Sep. 30, 2020	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity
Number of common stock issud		396,552	1,034,500	7,000,000
Share Price		$ 14.50	$ 14.50	$ 9.22
Proceeds from Public offering		$ 5,800	$ 15,000	$ 64,500
Number of shares issued	1,978,750	79,311	237,932	66,666	47,083,845		76,635	27,299,332	26,178,281
[custom:StockPricePerShare-0]	$ 9.25
Proceeds from issue of ordinary shares	$ 18,300				$ 1,277	$ 27
Weighted average share price					$ 17.05
Stock price					$ 16.11
Expected life					5 years
Expected volatility					$ 0.68
Risk-free rate					$ 0.0080